Supplementary Financial Statements Information (Other Payables and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Employee and employee institutions	$ 769	$ 630
Accrued expenses	369	482
Provision for product warranty	100	30
Liability in respect of severance benefits	276
Other	114	2
Other payables and accrued liabilities	$ 1,628	$ 1,144